OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Non-current assets [abstract]
OTHER ASSETS

6.	OTHER ASSETS

As at December 31,	2023	2022
Deferred financing costs associated with the revolving credit facility	$2,272	$1,890
Long-term receivables	283	291
	$2,555	$2,181